Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party

In addition to the transactions disclosed elsewhere in these condensed consolidation financial statements, the Group had the following transactions with related parties during the period:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Marketing services income	2,727	2,737
Stock-borrowing received from the ultimate holding company	2,073	-